SCHEDULE OF WARRANT ACTIVITY (Details)	3 Months Ended
Mar. 31, 2023 shares $ / shares
Share Capital Warrants And Options
Issued | shares	1,098,786
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.96
Issued | shares	571,448
Weighted Average Exercise Price, issued | $ / shares	$ 1.75
Exercised | shares
Weighted Average Exercise Price, exercised | $ / shares
Cancelled\expired | shares	(119,229)
Weighted Average Exercise Price, Cancelled / expired | $ / shares	$ 2.04
Outstanding at End of year | shares	1,551,005
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 1.92